UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

  (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2018

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST

Knowledge Leaders Developed World ETF

Semi-Annual Report

October 31, 2018

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2018 (Unaudited)
Knowledge Leaders Developed World ETF
Schedule of Investments	1
Summary of Investments	6
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Disclosure of Fund Expenses	20
Board Consideration of Approval of Advisory and Sub-Advisory Agreements	21
Other Information	23

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.knowledgeleadersfunds.com/kldw/. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on the Fund’s performance. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the Fund’s underlying Index.

Distributor: Foreside Fund Services, LLC

i

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS	October 31, 2018 (Unaudited)
Number of Shares		Value ($)
Common Stocks – 99.3%
	AUSTRALIA – 3.5%
61,380	ALS Ltd.	354,985
20,646	Altium Ltd.	320,021
3,162	Blackmores Ltd.	271,998
93,465	Boral Ltd.	371,625
50,499	Carsales.Com Ltd.	436,652
46,500	Computershare Ltd.	651,557
5,115	CSL Ltd.	681,548
81,189	DuluxGroup Ltd.	425,816
133,176	Harvey Norman Holdings Ltd.	301,099
59,139	Nufarm Ltd.	238,914
134,199	Reliance Worldwide Corp. Ltd.	476,519
26,412	Woolworths Group Ltd.	532,196
		5,062,930
	Austria – 0.2%
2,604	Lenzing AG	236,479

	Belgium – 0.3%
3,906	Solvay S.A.	445,446

	Canada – 2.2%
31,620	CAE, Inc.	559,084
6,789	George Weston Ltd.	494,991
9,300	Loblaw Cos., Ltd.	466,257
6,417	Methanex Corp.	416,561
9,300	Open Text Corp.	314,709
9,300	Ritchie Bros Auctioneers, Inc.	313,576
12,276	Stantec, Inc.	320,256
6,510	West Fraser Timber Co., Ltd.	327,867
		3,213,301
	Denmark – 1.6%
186	AP Moller – Maersk A/S Class B	236,260
6,696	Chr. Hansen Holding A/S	677,054
4,464	Coloplast A/S Class B	416,930
7,440	H. Lundbeck A/S	347,555
3,069	Pandora A/S	192,072
15,810	William Demant Holding A/S*	520,541
		2,390,412
	Finland – 1.4%
8,835	Kone Oyj Class B	430,652
11,997	Metso OYJ	379,386
9,393	Nokian Renkaat Oyj	298,848
37,200	Stora Enso Oyj Class R	560,798
21,204	Wartsila OYJ Abp	361,699
		2,031,383
Number of Shares		Value ($)
Common Stocks (continued)
	FRANCE – 3.2%
4,371	Air Liquide S.A.	529,924
9,393	Compagnie de Saint-Gobain S.A.	353,765
3,627	Compagnie Generale des Etablissements Michelin	372,902
5,673	Dassault Systemes	712,521
2,511	EssilorLuxottica S.A.	343,544
1,581	Kering	705,076
9,021	Legrand S.A.	590,174
3,720	Pernod Ricard S.A.	568,174
5,208	Sanofi	465,229
		4,641,309
	Germany – 3.5%
5,115	BASF SE	394,271
2,697	Continental AG	445,999
14,322	Evonik Industries AG	444,635
4,371	Fresenius Medical Care AG & Co. KGaA	343,311
5,952	HeidelbergCement AG	404,635
5,115	Merck KGaA	548,375
558	Puma S.E.	287,038
372	Rational AG	215,805
4,185	Siemens AG	482,337
5,487	Symrise AG	461,056
84,816	Telefonica Deutschland Holding AG	330,106
8,556	United Internet AG	354,620
2,511	Wirecard AG	470,577
		5,182,765
	Ireland – 0.5%
5,342	Kingspan Group PLC (Dublin)	232,425
4,516	Kingspan Group PLC (London)	196,487
4,371	Paddy Power Betfair PLC	375,315
		804,227
	Israel – 0.3%
11,439	Teva Pharmaceutical Industries Ltd. - ADR	228,551
10,323	Tower Semiconductor Ltd.*	161,968
		390,519
	Italy – 1.5%
74,121	Davide Campari-Milano S.p.A	570,663
6,045	De’ Longhi S.p.A.	160,273
9,207	Interpump Group S.p.A.	266,016
17,019	Moncler S.p.A	591,999
14,043	Salvatore Ferragamo S.p.A.	332,708
22,692	Tenaris S.A.	337,716
		2,259,375

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2018 (Unaudited)
Number of Shares		Value ($)
Common Stocks (continued)
	Japan – 34.5%‡
55,800	Amada Holdings Co., Ltd.	526,084
9,300	Asahi Intecc Co., Ltd.	380,307
27,900	Asics Corp.	405,441
18,600	BANDAI NAMCO Holdings, Inc.	661,725
9,300	Benesse Holdings, Inc.	259,169
37,200	Brother Industries Ltd.	682,657
18,600	Calbee, Inc.	618,050
27,900	Canon, Inc.	796,542
18,600	Capcom Co., Ltd.	386,322
27,900	Casio Computer Co., Ltd.	421,510
18,600	Coca-Cola Bottlers Japan Holdings, Inc.	487,023
9,300	Colowide Co., Ltd.	226,536
9,300	CyberAgent, Inc.	394,728
37,200	Daicel Corp.	393,904
18,600	Daiichi Sankyo Co., Ltd.	711,004
18,600	Ebara Corp.	543,884
9,300	en-japan, Inc.	371,654
9,300	Ezaki Glico Co., Ltd.	463,125
9,300	Fuji Corp.	130,202
18,600	Fuji Electric Co., Ltd.	570,254
9,300	Fujitsu Ltd.	565,474
120,900	GungHo Online Entertainment, Inc.	217,471
9,300	Hamamatsu Photonics K.K.	311,497
9,300	Harmonic Drive Systems, Inc.	283,067
18,600	Hitachi Chemical Co., Ltd.	293,532
18,600	Hitachi High-Technologies Corp.	701,280
18,600	HOYA CORP.	1,057,112
27,900	Isetan Mitsukoshi Holdings Ltd.	326,577
18,600	Japan Airlines Co., Ltd.	662,055
9,300	JCR Pharmaceuticals Co., Ltd.	395,140
55,800	K’s Holdings Corp.	705,071
27,900	Kansai Paint Co., Ltd.	413,104
9,300	Kobayashi Pharmaceutical Co., Ltd.	609,809
9,300	Koei Tecmo Holdings Co., Ltd.	147,425
18,600	Komatsu Ltd.	485,293
9,300	Konami Holdings Corp.	355,173
18,600	Kyocera Corp.	1,011,624
27,900	Kyowa Hakko Kirin Co., Ltd.	542,648
9,300	Lawson, Inc.	588,383
18,600	M3, Inc.	299,631
9,300	Matsumotokiyoshi Holdings Co., Ltd.	335,395
18,600	MISUMI Group, Inc.	373,467
65,100	Mitsubishi Chemical Holdings Corp.	508,259
9,300	Mixi, Inc.	203,215
18,600	Monotaro Co., Ltd.	410,550
Number of Shares		Value ($)
Common Stocks (continued)
	Japan (Continued)
9,300	Morinaga & Co., Ltd.	373,714
18,600	Nabtesco Corp.	410,055
18,600	NET One Systems Co., Ltd.	389,289
27,900	NEXON Co., Ltd.*	317,925
37,200	NGK Insulators Ltd.	523,117
18,600	NGK Spark Plug Co., Ltd.	377,752
18,600	Nihon M&A Center, Inc.	446,149
9,300	Nippon Gas Co., Ltd.	281,419
9,300	Nippon Telegraph & Telephone Corp.	391,431
27,900	Nippon Television Holdings, Inc.	445,490
18,600	Nissan Chemical Corp.	880,103
27,900	Nisshinbo Holdings, Inc.	308,283
9,300	Nitto Denko Corp.	583,274
18,600	Nomura Research Institute Ltd.	824,066
27,900	NSK Ltd.	276,392
93,000	Oji Holdings Corp.	662,549
9,300	OKUMA Corp.	465,597
9,300	Olympus Corp.	310,673
18,600	Ono Pharmaceutical Co., Ltd.	423,900
9,300	OSG Corp.	192,337
18,600	Park24 Co., Ltd.	489,660
9,300	Pigeon Corp.	394,728
65,100	Renesas Electronics Corp.*	344,954
18,600	Resorttrust, Inc.	286,281
9,300	Rohto Pharmaceutical Co., Ltd.	295,016
9,300	Sanrio Co., Ltd.	186,733
46,500	Sanwa Holdings Corp.	545,944
9,300	Sawai Pharmaceutical Co., Ltd.	472,190
9,300	SCSK Corp.	394,316
27,900	Sega Sammy Holdings, Inc.	359,211
27,900	Seiko Epson Corp.	450,929
18,600	Seria Co., Ltd.	627,114
18,600	Seven & I Holdings Co., Ltd.	806,431
9,300	Shin-Etsu Chemical Co., Ltd.	780,308
9,300	Shiseido Co., Ltd.	588,136
37,200	Skylark Holdings Co., Ltd.	579,483
9,300	Square Enix Holdings Co., Ltd.	333,335
27,900	Subaru Corp.	754,762
93,000	Sumitomo Chemical Co., Ltd.	466,422
27,900	Sumitomo Dainippon Pharma Co., Ltd.	583,933
37,200	Sumitomo Electric Industries Ltd.	508,284
9,300	Sumitomo Osaka Cement Co., Ltd.	346,108
55,800	Sumitomo Rubber Industries Ltd.	803,465
18,600	Suntory Beverage & Food Ltd.	758,965
9,300	Suzuki Motor Corp.	465,597

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2018 (Unaudited)
Number of Shares		Value ($)
Common Stocks (continued)
	Japan (Continued)
9,300	Sysmex Corp.	652,990
27,900	Taiyo Nippon Sanso Corp.	449,199
37,200	Takara Holdings, Inc.	522,458
18,600	Takeda Pharmaceutical Co., Ltd.	753,197
18,600	THK Co., Ltd.	412,198
18,600	Toho Co., Ltd.	607,337
9,300	Toho Gas Co., Ltd.	321,386
18,600	Tokai Carbon Co., Ltd.	291,060
18,600	Tokyo Gas Co., Ltd.	458,346
18,600	Topcon Corp.	270,623
9,300	TOTO Ltd.	333,747
9,300	Toyo Suisan Kaisha Ltd.	320,562
9,300	Trend Micro, Inc.	537,291
9,300	Yaskawa Electric Corp.	269,058
18,600	Yokogawa Electric Corp.	366,050
27,900	Zensho Holdings Co., Ltd.	540,917
9,300	ZOZO, Inc.	224,064
37,200	Zeon Corp.	360,282
		50,428,958
	Netherlands – 1.3%
3,999	ASML Holding N.V.	683,828
6,882	Koninklijke DSM N.V.	603,382
9,765	Wolters Kluwer N.V.	554,982
		1,842,192
	Norway – 0.6%
6,324	Bakkafrost P/F	356,193
11,253	Salmar A.S.A.	595,790
		951,983
	Portugal – 0.1%
19,995	Altri SGPS S.A.	175,579

	Spain – 0.5%
9,393	Amadeus IT Group S.A. Class A	757,550

	Sweden – 4.1%
48,732	Ahlsell A.B.	246,974
15,996	Atlas Copco AB Class A	396,588
45,663	Dometic Group AB	319,751
28,365	Elekta AB Class B	360,160
32,457	Epiroc A.B. Class A*	285,375
31,341	Getinge A.B. - B Shares	308,277
21,576	Hennes & Mauritz AB - B Shares	381,818
54,312	Husqvarna AB Class B	410,741
25,110	Kindred Group PLC	268,197
4,464	Millicom International Cellular S.A.	252,512
Number of Shares		Value ($)
Common Stocks (continued)
	Sweden (Continued)
27,435	Modern Times Group MTG A.B. - B Shares	1,015,188
34,131	Sandvik AB	541,110
21,669	SKF AB Class B	348,517
45,756	Svenska Cellulosa AB Class B	433,645
25,761	Trelleborg AB Class B	465,912
		6,034,765
	Switzerland – 2.8%
5,580	Cie Financiere Richemont S.A.	408,834
1,674	Geberit AG	656,187
9,486	LafargeHolcim Ltd.	439,926
8,742	Novartis AG	766,869
10,416	Oriflame Holding AG	246,391
1,953	Roche Holding AG	475,873
279	SGS S.A.	663,454
2,418	Sonova Holding AG	395,548
		4,053,082
	United Kingdom – 5.7%
4,092	ASOS PLC*	285,270
85,746	B&M European Value Retail S.A.	456,654
14,415	Burberry Group PLC	333,564
248,961	Cobham PLC*	342,445
13,578	Coca-Cola HBC AG	400,768
86,862	ConvaTec Group PLC	179,800
7,998	Croda International PLC	492,577
81,189	DS Smith PLC	407,591
7,161	Fevertree Drinks PLC	254,460
25,761	IMI PLC	327,351
50,499	JD Sports Fashion PLC	263,456
43,431	Just Eat PLC*	337,181
97,650	Kingfisher PLC	317,795
73,377	Merlin Entertainments PLC	303,024
4,185	Reckitt Benckiser Group PLC	338,650
48,267	Sage Group PLC	335,748
6,789	Shire PLC	406,017
19,158	Smith & Nephew PLC	311,742
32,736	Smiths Group PLC	584,552
6,324	Spirax-Sarco Engineering PLC	522,807
11,439	Unilever PLC	606,060
8,370	Whitbread PLC	470,570
		8,278,082
	United States – 31.5%‡
6,882	Activision Blizzard, Inc.	475,202
4,092	Adobe, Inc.*	1,005,650

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2018 (Unaudited)
Number of Shares		Value ($)
Common Stocks (continued)
	United States (Continued)
2,325	Advance Auto Parts, Inc.	371,442
7,533	Agilent Technologies, Inc.	488,063
3,441	Albemarle Corp.	341,416
3,441	Alexion Pharmaceuticals, Inc.*	385,633
2,511	Allergan PLC	396,763
6,417	Amdocs Ltd.	406,004
2,046	Amgen, Inc.	394,448
5,580	Amphenol Corp. Class A	499,410
5,580	Analog Devices, Inc.	467,102
2,790	Apple, Inc.	610,619
6,696	AT&T, Inc.	205,433
3,999	Autodesk, Inc.*	516,871
1,860	Becton, Dickinson and Co.	428,730
279	Booking Holdings, Inc.*	523,008
10,974	BorgWarner, Inc.	432,485
8,184	Bristol-Myers Squibb Co.	413,619
5,394	Broadridge Financial Solutions, Inc.	630,774
10,230	Brown-Forman Corp. Class B	474,058
12,369	CA, Inc.	548,689
9,486	CBRE Group, Inc. Class A*	382,191
5,301	Celanese Corp. Class A	513,879
3,255	Celgene Corp.*	233,058
3,348	Check Point Software Technologies Ltd.*	371,628
3,162	Cintas Corp.	575,073
12,927	Cisco Systems, Inc.	591,410
12,555	Conagra Brands, Inc.	446,958
1,581	Cooper Companies, Inc.	408,388
16,647	Coty, Inc. Class A	175,626
2,418	Cummins, Inc.	330,516
5,208	Danaher Corp.	517,675
6,231	DENTSPLY SIRONA, Inc.	215,780
4,836	Dollar General Corp.	538,634
4,836	Dollar Tree, Inc.*	407,675
4,278	Dover Corp.	354,390
4,650	Eaton Corp. PLC	333,266
9,858	eBay, Inc.*	286,178
2,976	Edwards Lifesciences Corp.*	439,258
5,673	Eli Lilly and Co.	615,180
8,091	Emerson Electric Co.	549,217
3,534	Equifax, Inc.	358,489
4,371	Estee Lauder Co., Inc. Class A	600,750
2,883	Expedia, Inc.	361,615
3,720	F5 Networks, Inc.*	652,042
2,883	Facebook, Inc. Class A*	437,611
7,719	Fastenal Co.	396,834
Number of Shares		Value ($)
Common Stocks (continued)
	United States (Continued)
12,090	Gap, Inc.	330,057
4,650	Gilead Sciences, Inc.	317,037
3,534	Hasbro, Inc.	324,103
6,138	Henry Schein, Inc.*	509,454
3,162	Honeywell International, Inc.	457,921
12,555	Hormel Foods Corp.	547,900
1,488	Illumina, Inc.*	462,991
4,836	Ingersoll-Rand PLC	463,966
10,230	Intel Corp.	479,582
1,420	International Flavors & Fragrances, Inc.*	204,901
3,162	Intuit, Inc.	667,182
2,604	IPG Photonics Corp.*	347,764
14,694	Juniper Networks, Inc.	430,093
2,790	Lam Research Corp.	395,427
13,392	LKQ Corp.*	365,200
4,836	Lowe’s Cos., Inc.	460,484
6,045	Microchip Technology, Inc.	397,640
5,115	Molson Coors Brewing Co. Class B	327,360
6,975	Monster Beverage Corp.*	368,629
10,416	Newell Brands, Inc.	165,406
1,953	NVIDIA Corp.	411,751
1,488	O’Reilly Automotive, Inc.*	477,276
8,835	Oracle Corp.	431,501
3,906	Palo Alto Networks, Inc.*	714,954
3,720	Parker-Hannifin Corp.	564,064
7,998	PayPal Holdings, Inc.*	673,352
4,371	Pentair PLC	175,496
10,416	Perrigo Co. PLC	732,245
4,185	PPG Industries, Inc.	439,802
2,976	PVH Corp.	359,471
3,999	Qorvo, Inc.*	293,966
5,952	QUALCOMM, Inc.	374,321
4,185	Red Hat, Inc.*	718,313
527	Resideo Technologies, Inc.*	11,093
3,348	Rockwell Automation, Inc.	551,516
3,627	Seagate Technology PLC	145,914
9,021	SEI Investments Co.	482,172
2,697	Snap-on, Inc.	415,176
6,510	Southwest Airlines Co.	319,641
5,673	Splunk, Inc.*	566,392
2,883	Stanley Black & Decker, Inc.	335,927
3,441	Stryker Corp.	558,199
6,975	Synopsys, Inc.*	624,472
7,533	Tapestry, Inc.	318,721
9,300	Textron, Inc.	498,759

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2018 (Unaudited)
Number of Shares		Value ($)
Common Stocks (continued)
	United States (Continued)
2,325	Thermo Fisher Scientific, Inc.	543,236
5,487	Tractor Supply Co.	504,200
11,253	UGI Corp.	597,084
3,627	Varian Medical Systems, Inc.*	432,955
3,720	VMware, Inc. Class A*	525,971
1,023	W.W. Grainger, Inc.	290,501
4,278	Wabtec Corp.	350,882
6,045	Walgreens Boots Alliance, Inc.	482,210
6,789	Xilinx, Inc.	579,577
8,370	Xylem, Inc.	548,905
3,255	Zimmer Biomet Holdings, Inc.	369,735
6,045	Zoetis, Inc. Class A	544,957
		46,096,544
	TOTAL COMMON STOCKS
	(Cost $142,666,450)	145,276,881

	Short-Term Investments – 0.2%
216,811	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 2.01%#	216,811
8,589	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.05%#	8,589
	Total Short-Term Investments
	(Cost $225,400)	225,400

	Total Investments – 99.5%
	(Cost $142,891,850)	145,502,281
	Other Assets in Excess of Liabilities – 0.5%	766,590
	Total Net Assets – 100.0%	$146,268,871

*   Non-income producing security.

‡     Please see Note 6 for more information about geographic investment and other risks.

#     The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Knowledge Leaders Developed World ETF SUMMARY OF INVESTMENTS	October 31, 2018 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	19.4%
Information Technology	18.7%
Consumer Discretionary	16.1%
Health Care	16.0%
Materials	11.2%
Consumer Staples	10.9%
Communication Services	5.0%
Utilities	1.2%
Financials	0.3%
Real Estate	0.3%
Energy	0.2%
Total Common Stocks	99.3%
Short-Term Investments	0.2%
Total Investments	99.5%
Other Assets in Excess of Liabilities	0.5%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF ASSETS AND LIABILITIES	October 31, 2018 (Unaudited)
Knowledge Leaders Developed World ETF
Assets:
Investments, at value (Cost $142,891,850)	$145,502,281
Foreign currency, at value (Cost $409,071)	400,287
Reclaims receivable	30,193
Dividends and interest receivable	431,967
Total Assets	146,364,728

Liabilities:
Advisory fee payable	95,857
Total Liabilities	95,857

Net Assets	$146,268,871

Net Assets Consist of:
Capital	$140,979,776
Total distributable earnings (loss)	5,289,095
Net Assets	$146,268,871

Net Assets	$146,268,871
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	4,650,001
Net Asset Value, Offering and Redemption Price Per Share	$31.46

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENT OF OPERATIONS	For the Six Months Ended October 31, 2018 (Unaudited)
Knowledge Leaders Developed World ETF
Investment Income:
Dividend income (net of foreign withholding tax of $104,218)	$1,314,945
Interest	3,361
Total Investment Income	1,318,306

Expenses:
Advisory fees	549,422
Total Expenses	549,422

Net investment income (loss)	768,884

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	2,082,045
Net realized gain (loss) on foreign currency transactions	(11,204)
Change in unrealized appreciation/(depreciation) on investments	(14,916,361)
Change in unrealized appreciation/(depreciation) on foreign currency translation	(288)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(12,845,808)

Change in Net Assets Resulting From Operations	$(12,076,924)

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	October 31, 2018
	Knowledge Leaders Developed World ETF
	Six Months Ended October 31, 2018 (Unaudited)	Year Ended April 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$768,884	$968,319
Net realized gain (loss) on investments and foreign currency transactions	2,070,841	3,043,691
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(14,916,649)	10,893,045
Net Increase (Decrease) in Net Assets Resulting from Operations	(12,076,924)	14,905,055

Distributions to Shareholders:(1)	—	(806,103)

Capital Transactions:
Proceeds from shares issued	32,468,583	56,883,609
Cost of shares redeemed	(6,948,693)	(11,510,391)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	25,519,890	45,373,218

Total Increase (Decrease) in Net Assets	13,442,966	59,472,170

Net Assets:
Beginning of year	132,825,905	73,353,735
End of period(2)	$146,268,871	$132,825,905

Share Transactions:
Issued	950,000	1,750,000
Redeemed	(200,000)	(350,000)
Net Increase (Decrease) in Share Transactions	750,000	1,400,000

(1)  The SEC eliminated the requirement for separate disclosure of distributions paid to shareholders in 2018. For the year ended April 30, 2018, the Fund distributed $806,103 from net investment income.

(2)  The SEC eliminated the requirement to disclose undistributed net investment income (loss) in 2018. For the year ended April 30, 2018, net assets included accumulated undistributed net investment income of $360,447.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(7)

Knowledge Leaders Developed World ETF
Six Months Ended October 31, 2018 (Unaudited)	$34.06	$0.18	$(2.78)	$(2.60)	$—	$—	$—	$31.46	(7.63)%	(7.68)%	0.75%	1.05%	$146,269	8%
Year Ended April 30, 2018	$29.34	$0.31	$4.64	$4.95	$(0.23)	$—	$(0.23)	$34.06	16.89%	16.73%	0.75%	0.94%	$132,826	10%
Year Ended April 30, 2017	$25.64	$0.28	$3.59	$3.87	$(0.17)	$—	$(0.17)	$29.34	15.19%	16.81%	0.75%	1.05%	$73,354	47%
For the Period July 7, 2015(6) through April 30, 2016	$25.00	$0.29	$0.41	$0.70	$(0.06)	$—	$(0.06)	$25.64	2.80%	1.72%	0.75%	1.44%	$15,382	18%

(1)   Per share numbers have been calculated using the average shares method.

(2)   Not annualized for periods less than one year.

(3)   Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)   Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)   Annualized for periods less than one year.

(6)   Commencement of operations.

(7)   Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2018 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are for the Knowledge Leaders Developed World ETF (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Developed World Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s Net Asset Value (“NAV”) and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2018 (Unaudited)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•    Level 1 – Quoted prices in active markets for identical assets

•    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of October 31, 2018 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$145,276,881	$—	$—	$145,276,881
Short-Term Investments	225,400	—	—	225,400
Total	$145,502,281	$—	$—	$145,502,281

*      The Fund did not hold any Level 3 securities at period end.

(1)    For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2018 (Unaudited)

including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2018 (Unaudited)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with Knowledge Leaders Capital, LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the Developed World Index (the “Index”). The Adviser is sub-licensing rights to the Index to the Fund at no charge.

(b) Investment Sub-Advisory Agreement

The Adviser and Penserra Capital Management LLC, (“Penserra” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board. The Sub-Adviser’s fees are borne by the Fund’s Adviser. Under the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly at an annual rate of the average daily net assets of the Fund as follows: 0.06%, subject to an annual minimum of $25,000.

(c) Broker Commissions

For the period ended October 31, 2018, the Fund paid approximately $314 for the execution of purchases and sales of portfolio investments to a broker-dealer affiliated with the Sub-Adviser.

(d) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares. The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

The Board has determined that no payments will be made under the Distribution and Service Plan through August 28, 2019. Thereafter, fees under the Distribution and Service Plan may only be imposed after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(e) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers of the Trust are also employees of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2018 were as follows:

Fund	Purchases	Sales
Developed World ETF	$18,420,329	$11,247,514

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2018 (Unaudited)

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended October 31, 2018 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Developed World ETF	$25,391,937	$6,861,600	$2,201,135

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral of up to 115% of the value of deposit securities. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $3,500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g.,

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2018 (Unaudited)

brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $3,500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2018 (Unaudited)

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of October 31, 2018, a significant portion of the Fund’s assets was invested in securities of U.S. and Japanese issuers.

       Investing in the United States Risk: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

       Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: The Fund may invest in instruments that may be less liquid than other types of investments. Investments that are less liquid or that trade less frequently can be more difficult or costly to buy, or to sell, compared to other more liquid or active investments. A lack of liquidity could have a negative effect on the Fund’s ability to achieve its investment objective and may result in losses to Fund shareholders.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2018 (Unaudited)

Premium/Discount Risk: Although it is expected that the market price of the Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Fund’s Shares may trade at a premium or discount to the NAV.

Sampling Risk: The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

       Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

       Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

       Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

       Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

       Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

       Materials Sector Risk: Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Small- and Mid-Capitalization Risk: The small and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares may trade on NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2018 (Unaudited)

Note 7 – Federal Income Taxes

The tax character of the distributions paid during the tax years ended April 30, 2018 and April 30, 2017, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Developed World ETF
April 30, 2018	$806,103	$—	$806,103
April 30, 2017	347,858	—	347,858

As of the tax year ended April 30, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Foreign Currency	Accumulated Earnings (Deficit)
Developed World ETF	$568,018	$—	$(511,416)	$17,319,420	$(10,003)	$17,366,019

At October 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed World ETF	$142,912,365	$15,259,836	$(12,669,920)	$2,589,916

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2018, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Developed World ETF	$368,545	$142,871

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In addition, the SEC adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” will be excluded from certain requirements. Management is currently evaluating the impacts to the Fund.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The Board of Trustees (the “Board”) of the Trust has approved changes to the portfolio management of the Fund. Effective December 17, 2018, Penserra Capital Management LLC will no longer serve as the Fund’s sub-adviser. ETC, the Fund’s investment adviser, will continue to manage the Fund.

Management has determined there are no other material events that would require disclosure in the Fund’s financial statements through this date.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2018 (Unaudited)

Expense Examples

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – not the Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	5/1/18	10/31/18		5/1/18–10/31/18
Developed World ETF	$1,000.00	$923.70	0.75%	$3.64

Hypothetical (5% annual return before expenses)*
Developed World ETF	$1,000.00	$1,021.42	0.75%	$3.82

*   Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 365 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	October 31, 2018 (Unaudited)

Board of Trustees Approval of the Investment Advisory Agreements

At a meeting held on May 22, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the following agreements (collectively, the “Agreements”):

•   An Advisory Agreement between the Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) and the Trust, on behalf of the Knowledge Leaders Developed World ETF; and

•   A Sub-Advisory Agreement between the Adviser and Penserra Capital Management LLC, (“Penserra” or the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreements must be approved: (i) by the vote of the Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the board’s approval of an investment advisory agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and the Sub-Adviser, and at the Meeting, representatives from the Adviser and the Sub-Adviser presented additional oral and written information to help the Board evaluate the Adviser and Sub-Adviser’s advisory and sub-advisory fees and other aspects of the Agreements. Among other things, representatives from the Adviser and the Sub-Adviser provided overviews of their advisory businesses, including investment personnel and investment processes. The representatives discussed the services to be provided by the Sub-Adviser, which would be responsible for executing purchase and sale transactions for the Fund. The representatives also discussed the Fund’s proposed fees. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser and Sub-Adviser’s oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and the Sub-Adviser.

In considering whether to approve the Agreements, the Board, including the Independent Trustees, did not identify any single factor or piece of information as determinative or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included the factors listed below.

Nature, Extent and Quality of Services Provided. In considering the nature, extent and quality of the services to be provided to the Fund, the Board reviewed ETC’s and Penserra’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that ETC’s responsibilities include overseeing the activities of Penserra and monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and that Penserra’s responsibilities include trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; quarterly reporting to the Board; and implementing Board directives as they relate to the Fund, subject to the supervision of ETC and the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Penserra’s investment personnel, the quality of ETC’s and Penserra’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that the Adviser and Sub-Adviser have appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, service offerings, personnel, compliance program, risk management program, and financial condition, and that it was provided with a memorandum from ETC updating the information previously provided. The Board noted that it had been provided with and reviewed Penserra’s registration form on Form ADV as well as responses of Penserra to a detailed series of questions, which included a description of Penserra’s operations, service offerings, personnel, compliance program, and financial condition. The Board considered ETC’s

EXCHANGE LISTED FUNDS TRUST APPROVAL OF INVESTMENT ADVISORY AGREEMENTS (Concluded)	October 31, 2018 (Unaudited)

and Penserra’s experience working with ETFs, including the Fund, other series of the Trust, and other ETFs outside of the Trust. The Board also considered other services provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate, administering the Fund’s business affairs, providing office facilities and equipment and certain clerical, bookkeeping and administrative services, and providing its officers and employees to serve as officers or Trustees of the Trust.

The Board was provided with reports regarding the Fund’s past performance, including a report prepared by an independent third party comparing the Fund’s performance with the performance of a group of peer funds and with the performance of the Fund’s underlying index for various time periods ended December 31, 2017. The Board noted that the Fund’s index-based investment objective made analysis of investment performance, in absolute terms, less of a priority for the Fund than that which normally attaches to the performance of actively managed funds. Instead, the Board focused on the extent to which the Fund achieved its investment objective as a passively managed fund. In that regard, the Board reviewed information regarding factors impacting the performance of the Fund, including the construction of its underlying index and the addition or deletion of securities from the underlying index. The Board reviewed the information regarding the Fund’s index tracking, discussing, as applicable, factors which contributed to the Fund’s tracking error over certain periods of time. The Board considered ETC’s oversight of Penserra, including oversight of the extent to which the Fund was exhibiting tracking error, as part of the Board’s consideration of the nature, quality, and extent of ETC’s services, as described above. The Board noted that the Fund’s performance was generally in line with that of its underlying index over various periods since the Fund’s inception. The Board further noted that it received regular reports regarding the Fund’s performance at its quarterly meetings.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee paid to ETC and the sub-advisory fee paid by ETC to Penserra for their respective services to the Fund under the Agreements. The Board reviewed a report prepared by an independent third party comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was at the high end of the range of advisory fees paid by other peer funds. The Board took into consideration that the Fund’s advisory fee is structured as a “unified fee,” meaning that the Fund pays no expenses, other than certain expenses customarily excluded from such arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC is responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board noted that the sub-advisory fee paid to Penserra was consistent with the range of fees received by Penserra for its service as sub-adviser to other funds. The Board noted that the sub-advisory fee has two components: 1) a basis point fee based on assets under management and 2) a minimum annual fee. The Board considered that the sub-advisory fee is paid by ETC, not the Fund, and that the fee reflects an arm’s length negotiation between ETC and Penserra. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to ETC given the work performed by each firm.

The Board also considered the costs and expenses incurred by ETC and Penserra in providing services under the Agreements, evaluated the compensation and benefits received by ETC and Penserra from their relationship with the Fund, and reviewed analyses of ETC and Penserra’s profitability with respect to the Fund. In light of this information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale have been realized. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to consider advisory fee breakpoints if and when Fund assets grow to a level that potentially produce such economies.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of the Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Agreements, including the compensation payable under the Agreements, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuance of the Agreements was in the best interests of the Fund and its shareholders.

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	October 31, 2018 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is Knowledge Leaders Capital, LLC. The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, Solactive AG (calculates and administers the Fund’s underlying index), the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s net asset value (“NAV”) can be found on the Knowledge Leaders website at www.knowledgeleadersfunds.com/kldw/.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management, LLC
4 Orinda Way, 100-A
Orinda, CA 94563

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.knowledgeleadersfunds.com/kldw/ or the SEC website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.knowledgeleadersfunds.com/kldw/.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable – only for annual reports.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	December 27, 2018

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	December 27, 2018